Restatement - Statement of changes in consolidated shareholders' equity (Details) $ in Thousands			12 Months Ended
		May 18, 2020 EUR (€)	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 EUR (€)		Dec. 31, 2018 EUR (€)
IFRS Schedule of Error Corrections and Prior Period Adjustment Restatement Line Items
Balance at the beginning of period			€ (8,253,000)
Net loss			(25,517,000)		€ (18,946,000)		€ (13,987,000)
Other comprehensive income (loss)			(4,000)		69,000		(106,000)
Total comprehensive income (loss)			(25,521,000)		(18,877,000)		(14,093,000)
Conversion of convertible notes			14,712,000		2,871,000
Issuance of warrants attached to non-convertible bonds					286,000		289,000
Deferred tax liabilities on the issuance of warrants					(80,000)		(72,000)
Treasury shares net movements			(25,000)		134,000		(13,000)
Gains and losses, net related to treasury shares			61,000		(131,000)		(135,000)
Equity settled share-based payments			785,000		63,000		287,000
Costs incurred in relation to equity transactions			(787,000)		445,000	[1]	(445,000)	[1]
Costs incurred in relation to equity transactions	[2]		(2,709,000)
Share capital increase			€ 23,486,000	$ 974
Share capital increase (in shares) | shares			4,870,155	4,870,155
Exercise of warrants			€ 1,315,000
Exercise of warrants (in shares) | shares			694,444	694,444
Subscription of warrants			€ 449,000
Allocation of premiums to retained earnings (3)		€ 44,047,000
Biophytis shares to be received from Negma	[3]		(1,212,000)
Balance at the end of period			€ 2,299,000		(8,253,000)
Balance at the end of period (shares) | shares			100,757,097	100,757,097
As filed
IFRS Schedule of Error Corrections and Prior Period Adjustment Restatement Line Items
Balance at the beginning of period			€ (7,495,000)		7,037,000
Net loss			(17,054,000)		(17,788,000)
Other comprehensive income (loss)			(4,000)		69,000
Total comprehensive income (loss)			(17,058,000)		(17,719,000)
Conversion of convertible notes			8,841,000		2,629,000
Issuance of warrants attached to non-convertible bonds					75,000
Deferred tax liabilities on the issuance of warrants					(28,000)
Treasury shares net movements			(25,000)		134,000
Gains and losses, net related to treasury shares			61,000		(131,000)
Equity settled share-based payments			785,000		63,000
Costs incurred in relation to equity transactions			(2,709,000)		445,000
Costs incurred in relation to equity transactions			(787,000)
Share capital increase			24,880,000
Exercise of warrants			1,315,000
Subscription of warrants			449,000
Biophytis shares to be received from Negma			(1,394,000)
Balance at the end of period			6,863,000		(7,495,000)		7,037,000
Restatments
IFRS Schedule of Error Corrections and Prior Period Adjustment Restatement Line Items
Balance at the beginning of period			(758,000)
Net loss			(8,463,000)		(1,158,000)
Total comprehensive income (loss)			(8,463,000)		(1,158,000)
Conversion of convertible notes			5,871,000		241,000
Issuance of warrants attached to non-convertible bonds					211,000
Deferred tax liabilities on the issuance of warrants					(52,000)
Share capital increase			(1,394,000)
Biophytis shares to be received from Negma			182,000
Balance at the end of period			(4,564,000)		(758,000)
As restated
IFRS Schedule of Error Corrections and Prior Period Adjustment Restatement Line Items
Balance at the beginning of period			(8,253,000)		7,037,000
Net loss			(25,517,000)		(18,946,000)
Other comprehensive income (loss)			(4,000)		69,000
Total comprehensive income (loss)			(25,521,000)		(18,877,000)
Conversion of convertible notes			14,712,000		2,871,000
Issuance of warrants attached to non-convertible bonds					286,000
Deferred tax liabilities on the issuance of warrants					(80,000)
Treasury shares net movements			(25,000)		134,000
Gains and losses, net related to treasury shares			61,000		(131,000)
Equity settled share-based payments			785,000		63,000
Costs incurred in relation to equity transactions			(2,709,000)		445,000
Costs incurred in relation to equity transactions			(787,000)
Share capital increase			23,486,000
Exercise of warrants			1,315,000
Subscription of warrants			449,000
Biophytis shares to be received from Negma			(1,212,000)
Balance at the end of period			€ 2,299,000		€ (8,253,000)		€ 7,037,000

[1]	Costs directly attributable to the proposed issuance of shares in connection with a listing of the Company’s equity securities on a U.S. stock exchange in 2018 were recognized as a reduction from shareholders’ equity for €(445) thousand. Following the Company’s decision to postpone the issuance of its shares, the related costs were recognized in the 2019 statement of consolidated operations.
[2]	Costs incurred by the Company in relation to private placements totaling €23.5 million that occurred in February, June, July and October 2020.
[3]	The judgment of the Paris Court of Appeal of November 18, 2020 ordered the return by Negma of the 2,050,000 Biophytis shares previously delivered following the judgment of May 7, 2020. As a result, the Company recognized at the date of the judgment of November 18, 2020 the right to receive the 2,050,000 shares to be returned by Negma in equity for € 1,212 thousand (as restated) and a corresponding increase of the financial liability (see notes 13.2 and 15).